FAIR VALUE MEASUREMENTS - Schedule of Financial Instruments Measured at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Convertible preferred stock warrant liability	$ 161,486	$ 95,342
Total liabilities	161,486	95,342
Money market fund
Assets
Cash equivalents	67	67
Recurring
Liabilities
Total liabilities		95,342	$ 6,880
Recurring | Money market fund
Assets
Cash equivalents		67	67
Level 1
Liabilities
Convertible preferred stock warrant liability	0	0
Total liabilities	0	0
Level 1 | Money market fund
Assets
Cash equivalents	67	67
Level 1 | Recurring | Money market fund
Assets
Cash equivalents		67	67
Level 2
Liabilities
Convertible preferred stock warrant liability	0	0
Total liabilities	0	0
Level 2 | Money market fund
Assets
Cash equivalents	0	0
Level 3
Liabilities
Convertible preferred stock warrant liability	161,486	95,342
Total liabilities	161,486	95,342
Level 3 | Money market fund
Assets
Cash equivalents	$ 0	0
Level 3 | Recurring
Liabilities
Total liabilities		$ 95,342	$ 6,880